Fair Value of Financial Instruments (Details) (Recurring basis, Level 1, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Total fair value of financial assets	$ 138,982	$ 42,471	$ 63,641
Money market funds
Fair Value of Financial Instruments
Total fair value of financial assets	138,957	42,446	63,616
Certificate of deposit
Fair Value of Financial Instruments
Total fair value of financial assets	$ 25	$ 25	$ 25